Other Investments - Schedule of Investment (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Assets [Line Items]
Total other investments	$ 5,662	$ 6,170
Available-for-sale financial assets and held to maturity [Member]
Disclosure Of Financial Assets [Line Items]
Investment in equity and other securities		6,170
Total other investments		$ 6,170
Fair Value through Other Comprehensive Income (FVOCI) and amortised cost [Member
Disclosure Of Financial Assets [Line Items]
Investment in equity and other securities	5,662
Total other investments	$ 5,662